UNITED STATES
SECURITI1 AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-8411

James Advantage Funds

 (Exact name of registrant as specified in charter)

1349 Fairground Road, Beavercreek, Ohio 45385

 (Address of principal executive offices)   (Zip code)

Barry R. James, P.O. Box 8, Alpha, Ohio 45301

(Name and address of agent for service)

Registrant's telephone number, including area code: (937) 426-7640

Date of fiscal year end: 6/30

Date of reporting period: 12/31/09

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

James Advantage Funds Semi-Annual Report

Semi-Annual Report

December 31, 2009
(Unaudited)

James Balanced:
Golden Rainbow Fund
James Small Cap Fund
James Market Neutral Fund
James Equity Fund
James Mid Cap Fund

937 - 426 -7640

www.jamesfunds.com

LETTER TO SHAREHOLDERS
OF THE JAMES ADVANTAGE FUNDS

The James Advantage Funds returned to profitability in 2009, except for the Market Neutral Fund, which suffered as lower quality stocks rebounded more sharply than stocks that were not as severely punished in the bear market. While it is good to see the market doing better, investors need to realize that the market is still far from its 2007 peak. Concerns about the ability of the U.S. economy to resume sustained, non-inflationary growth and to bring down the unemployment rate are very real and will have a significant impact on the market’s performance in 2010.

The Markets Over the Past Six Months

A powerful rally off the market lows set in March continued through the second half of 2009, but at a somewhat slower pace. Stock markets around the world rallied as emerging and newly developed economies returned to growth. These economies were not as seriously burdened by the financial crisis in the U.S. and Western Europe and they benefitted from their own stimulus plans as well as sharply lower interest rates. Strengthening domestic demand coupled with an increase in demand from the West contributed to growth in India, China and most other emerging economies.

Investment Goals and Objectives

The James Balanced: Golden Rainbow Fund seeks to preserve capital in declining markets and to provide income and growth over the long term. The Treasury securities that helped keep the Fund’s losses low in 2008 lost value as interest rates rose in the second half of 2009. However, moving out of many of the long term Treasury bonds and into sovereign bonds was a plus for the Fund. Holdings in municipal bonds and GNMAs also helped the Fund meet its objectives of capital preservation and income. The Fund maintained equity levels between forty percent and fifty percent of total assets.

The James Equity Fund, The James Small Cap Fund and The James Mid Cap Fund moved higher over the last six months as the broad stock market advanced. All three Funds seek to outperform their benchmarks, the S&P 500, the Russell 2000 and the Mid Cap Value but they lagged due to the allocation to cash. The Adviser’s research points to a significant correction in stock prices. After the huge advance in stocks, a correction would be normal and lowering equity levels is a good way to prepare for that correction.

The James Market Neutral Fund did not have a good year. The Fund’s methodology is based on the Adviser’s research, which is value based. Growth stocks (those that are dependent on growing future earnings) led this rally while value stocks (those with stronger current earnings) lagged. Since the Market Neutral was short these more speculative stocks with high PEs and other characteristics, the Fund lost money in 2009.

Investment Philosophy

We believe that preservation of capital in down markets is the key to long term success. For example, while the S&P 500 rose almost 70 percent from its March, 2009 lows to its December 2009 highs, at the end of the year it was still about 30 percent below the highs set in October 2007. Avoiding even a part of those losses in 2008 went a long way to keeping shareholders whole. For example, the Balanced: Golden Rainbow Fund approached its all time high in 2009, missing by just a few pennies. This Fund’s performance is a good example of the importance of conservative investing.

Strategy for Meeting Fund Objectives

The Funds will be managed under a conservative strategy in 2010. Preservation of capital will remain the focus as the nation sorts out the implications and fallout of the various initiatives of the current administration. The Congressional elections in November add another element of risk and the eventual decisions of the Supreme Court will also likely have a major impact on the markets’ longer term course. We remain very concerned about the future, and we believe significantly higher rates of inflation, a weaker US dollar and increased regulation should be part of our strategy.

Your Funds will continue to hold positions in mining companies and other basic material producers that benefit from rising inflation. The municipal bonds in the Golden Rainbow will add value if tax rates rise, and we believe they will. The Funds have increased their exposure to foreign stocks, which will benefit if the U.S. dollar weakens again in 2010. The Golden Rainbow has taken positions in the highest quality sovereign bonds issued by governments in Europe, Australia, Canada and New Zealand. In addition to the income they pay, they will also add value if the U.S. dollar continues to weaken.

The Equity Fund, Small Cap Fund and Mid Cap Fund are holding cash in reserve, in anticipation of a significant correction in stock prices. While the timing of that correction can never be known in advance, our research concludes the correction is probable and a conservative allocation to stocks is warranted.

Fund Performance

The James Balanced: Golden Rainbow Fund

Over the final six months of 2009 James Balanced: Golden Rainbow Fund earned an 8.72 percent total return. The Fund’s benchmark blend (25% S&P 500, 25% Russell 2000 and 50% Barclay’s intermediate Bond Index) returned 13.40 percent. We note that growth stocks and Junk Bonds did very well in 2009, and that these are not part of the strategy your Fund employs. Still, your Fund approached an all-time NAV high, regaining all ground lost in 2008, plus more. That compared favorably with the S&P 500, which lost 37 percent in 2008 and remained about 23 percent below its December 31, 2007 level at the end of 2009. Your Fund returned 7.12 percent for the year after a dividend payment of 7.2 cents per share on December 31 compared with a return of 16.44  percent on its benchmark blend and of 26.46 percent on the S&P500.

The James Equity Fund

Over the last six months of 2009, the James Equity Fund returned 15.79 percent, compared with a return of 22.58 percent on its benchmark, the S&P 500. For the year, the Fund returned 20.96 percent compared to a 26.46 percent return on the S&P 500. As we noted, the current stock rally continues to favor Growth stocks. Examining over 8,500 stocks in our database, we note that Growth stocks outperformed Value stocks by more than 8 percent during the quarter alone and large stocks outperformed smaller issues by over 3 percent. Periods of time when junk runs are usually confined, and over longer periods, a better investment strategy is to seek bargain stocks. These stocks include companies which enjoy better relative value, profitability, and strength. During this current volatile investing environment, we continue to seek companies which are generally unloved by Wall Street, but favored by insiders. We also continue to invest in securities of all market capitalizations. Additionally, we currently enjoy somewhat higher levels of cash, as we seek future opportunities.

The James Small Cap Fund

During the last six months of 2009, the James Small Cap Fund gained 18.12 percent and its benchmark index, the Russell 2000 gained 23.90 percent. For the year, the Fund returned 20.04 percent and the benchmark rose 27.19 percent. Clearly, this past year has been a difficult environment for bargain investing. Our investing techniques don’t always work over the short term. However, over the last decade, your James Small Cap Fund almost doubled the return of the Russell 2000. The James Small Cap returned a cumulative 83.18 percent, while the Russell 2000 returned 41.85 percent. Sticking to our discipline of bargain investing has paid off during the long-term.  Throughout the quarter, the best performing sectors in your James Small Cap Fund were Consumer Non-Cyclicals (returning 12.79 percent) and Utilities (gaining 7.92 percent). We continue to look for bargain securities with good relative value, profitability, and strength. Flexibility, not indexing, will likely be key during 2010.

The James Mid Cap Fund

For the last 6 months of 2009, your James Mid Cap Fund showed a return of 25.18 percent, while the Mid Cap Value Index advanced 28.18 percent. The Fund did not pay a dividend for the quarter. Performance was aided due to strong returns in Mining stocks, as well as in the Technology and Utility Sectors. DTE Energy (2.8% of portfolio) was up very strongly in spite of economic problems in Michigan. In addition, LifePoint Hospitals (2.7% of portfolio) and miner Silver Wheaton (4.4% of portfolio) had good quarters.

Finance stocks did poorly, but we held a relatively light position in Finance. Still, it was encouraging to see this market revert to more normal performance. That is, relatively cheap stocks, with good earnings and solid price strength, are once more starting to outperform lower quality stocks. This is a positive development that could continue for a while. However, stocks may face some retrenchment after the big run we have seen since March. Your Fund advanced about 67 percent from the market low on March 6, 2009. Mid Cap stocks continue to provide excellent diversification from either Large or Small Cap stocks.

The James Market Neutral Fund

It was a particularly difficult year for the James Market Neutral Fund. The Fund was down 17.78 percent, while at that same time, equity markets advanced. The Fund’s benchmark, the 90 day U.S. Treasury Bill rose 0.21  percent. Those stocks that rallied the most after the March lows were often the ones that declined the most in the previous nine months. Unfortunately, those stocks were also the ones that held many overvalued qualities. In many instances, the stocks that had advanced rapidly in 2009 were the ones that were losing the most money. While the rally was led by those stocks of lesser quality, we believe that a move back to a more traditional investing style will make sense for the future. This is why we continue to invest the Market Neutral Fund with longs that have strong earnings, good fundamentals and often pay a solid dividend. We will also continue to sell short those stocks which we believe to have risen too quickly, or which have many overvalued characteristics. Should we see a retrenchment in this current rally, the James Market Neutral Fund may provide a unique opportunity.

Expectations for the Future

We do not believe that the bear market has run its course or that the U.S. economy is out of the woods yet. There are too many uncertainties, especially on the political front, to justify a belief that the recession is over and stocks will continue to rally. Rather, it is more likely that 2010 will again show weakness in the economy and a decline in stock prices. We see continued problems in real estate, both residential and commercial, and a consumer that is still rebuilding the family balance sheet. Unemployment is likely to rise significantly in 2010, although temporary government hiring for the census may mask the underlying employment crisis. The markets will see through that mask, and the effects of additional government regulation and interference will eventually push stock prices lower. While a declining U.S. dollar will create opportunities in foreign stocks and bonds, it will also usher in greater inflation and raise inflation expectations. Our strategy in all our funds is to invest in value stocks that are more likely to resist the decline and to have some cash available to reinvest in stocks at much more favorable prices.

Thomas L. Mangan
CFO

Average Annual Total Returns As of December31, 2009
	Six Months**	One Year	Five Years	Ten Years	Since Inception
James Balanced: Golden Rainbow Fund	8.72%	7.12%	5.15%	6.21%	8.13%
Standard & Poor's 500 Index	22.58%	26.46%	0.42%	-0 .95%	8.29%
Blended Index*	13.40%	16.44%	3.04%	4.13%	7.94%
(Inception 7/1/91)
James Small Cap Fund	18.12%	20.04%	-2 .61%	6.26%	5.67%
Russell 2000 Index	23.90%	27.19%	0.51%	3.51%	6.67%
(Inception 10/2/98)
James Market Neutral Fund	-3 .90%	-1 7.78%	-2 .20%	1.89%	0.82%
90-Day U.S. Treasury Bill Index	0.11%	0.21%	3.02%	2.99%	3.19%
(Inception 10/2/98)
James Equity Fund	15.79%	20.96%	0.42%	-3 .24%	-1 .23%
Standard & Poor's 500 Index	22.58%	26.46%	0.42%	-0 .95%	-0 .18%
(Inception 11/1/99)
James Mid Cap Fund	25.18%	27.57%	NA	NA	-3 .18%
Standard & Poor's 400 Value Index	28.18%	33.77%	NA	NA	-1 .09%
(Inception 6/30/06)
Past performance is not predictive of future results.  The performance of the above Funds does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Current performance may be lower or higher than the performance data quoted.  Please call 1-800-995-2637 for most recent month-end performance information.

*
The Blended Index is comprised of a 25% weighting in the Standard & Poor's 500 Index, a 25% weighting in the Russell 2000 Index and a 50% weighting in the Barclays Capital Intermediate Government/Credit Index.

**	Returns not annualized.

JAMES ADVANTAGE FUNDS
REPRESENTATION OF PORTFOLIOS OF INVESTMENTS
December 31, 2009 (Unaudited)

The illustrations below provide the industry sectors for the James Balanced:  Golden Rainbow Fund, James Small Cap Fund, James Market Neutral Fund, James Equity Fund and James Mid Cap Fund.

James Balanced: Golden Rainbow Fund
Industry Sector Allocation (% of Net Assets)

James Small Cap Fund
Industry Sector Allocation (% of Net Assets)

JAMES ADVANTAGE FUNDS
REPRESENTATION OF PORTFOLIOS OF INVESTMENTS
(Continued)

James Market Neutral Fund
Industry Sector Allocation (% of Net Assets)
(Cash, Cash Equivalents and Other Assets in Excess of Liabilities not included)

James Equity Fund
Industry Sector Allocation (% of Net Assets)

JAMES ADVANTAGE FUNDS
REPRESENTATION OF PORTFOLIOS OF INVESTMENTS
(Continued)

James Mid Cap Fund
Industry Sector Allocation (% of Net Assets)

JAMES ADVANTAGE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2009 (Unaudited)

	James Balanced: Golden Rainbow Fund	James Small Cap Fund	James Market Neutral Fund	James Equity Fund	James Mid Cap Fund
ASSETS
Investment securities:
At cost	$497,481,417	$50,333,557	$20,153,775	$8,852,159	$3,815,450
At value	$547,887,709	$62,307,736	$23,695,186	$10,153,831	$4,479,803
Segregated cash with brokers	—	—	20,325,019	—	—
Cash	9,194,420	9,477,397	16,455,365	1,094,400	264,857
Dividends and interest receivable	4,243,271	51,789	42,849	20,946	8,133
Receivable for securities sold	1,091,722	—	—	—	—
Receivable for capital shares sold	1,155,882	102,538	168,456	207,912	—
Other assets	60,163	—	—	—	—
TOTAL ASSETS	563,633,167	71,939,460	60,686,875	11,477,089	4,752,793

LIABILITIES
Dividends payable	193,857	—	—	—	—
Payable for securities sold short (proceeds $24,537,363)	—	—	25,033,787	—	—
Payable for dividends on securities sold short	—	—	322	—	—
Payable for capital shares re deemed	989,741	171,795	24,503	10,777	—
Payable for securities purchased	287,527	—	—	—	—
Accrued expenses:
Management fees	353,104	80,704	49,317	9,016	1,991
12b-1 distribution and service fees	118,756	16,634	7,653	2,410	1,017
Trustees' fees	1,983	—	—	—	—
Compliance expenses and servicing fees	93,495	—	—	—	—
Other	52,757	—	—	—	—
TOTAL LIABILITIES	2,091,220	269,133	25,115,582	22,203	3,008

NET ASSETS	$561,541,947	$71,670,327	$35,571,293	$11,454,886	$4,749,785

NET ASSETS CONSIST OF:
Paid-in capital	$519,611,604	$123,830,581	$44,049,793	$11,996,576	$5,552,726
Accumulated net investment income (loss)	69,954	93,386	(122,825)	23,704	3,592
Accumulated net realized losses from security and foreign currency transactions	(8,545,903)	(64,227,819)	(11,400,661)	(1,867,066)	(1,470,886)
Net unrealized appreciation on investments, foreign currency translations, and securities sold short	50,406,292	11,974,179	3,044,986	1,301,672	664,353

NET ASSETS	$561,541,947	$71,670,327	$35,571,293	$11,454,886	$4,749,785

JAMES ADVANTAGE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Continued)

	James Balanced: Golden Rainbow Fund	James Small Cap Fund	James Market Neutral Fund	James Equity Fund	James Mid Cap Fund
PRICING OF RETAIL
CLASS SHARES (A)
Net assets attributable to
Retail Class shares	$561,189,889	$71,670,327	$35,571,293	$11,454,886	$4,749,785

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par)	31,177,890	4,278,833	3,697,217	1,547,314	538,803

Net asset value, offering price and redemption price per share	$18.00	$16.75	$9.62	$7.40	$8.82

PRICING OF INSTITUTIONAL
CLASS SHARES

Net assets attributable to Institutional Class shares	$352,058	N/A	N/A	N/A	N/A

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par)	19,555	N/A	N/A	N/A	N/A

Net asset value, offering price and redemption price per share	$18.00	N/A	N/A	N/A	N/A

(A)
The James Small Cap Fund, James Market Neutral Fund, James Equity Fund, and James Mid Cap Fund will be presented as Retail Class shares throughout this report for financial reporting presentation purposes only.

See accompanying Notes to Financial Statements.

JAMES ADVANTAGE FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2009 (Unaudited)

	James Balanced: Golden Rainbow Fund	James Small Cap Fund	James Market Neutral Fund		James Equity Fund	James Mid Cap Fund
INVESTMENT INCOME
Dividends (Net of withholding taxes of $3,030, $251, $0, $100 and $22, respectively)	$2,480,500	$846,624		$228,327	$124,355	$41,390
Interest (Net of foreign taxes of $29,825 for James Balanced: Golden Rainbow Fund)	5,412,063	10,360		—	1,498	—
TOTAL INVESTMENT INCOME	7,892,563	856,984		228,327	125,853	41,390
EXPENSES
Management fees	2,047,976	627,418		285,909	64,921	22,553
12b-1 distribution and service fees -Retail Class	691,722	126,828		43,034	14,328	5,854
Dividend expense on securities sold short	—	—		18,579	—	—
Servicing fees	298,228	—		—	—	—
Professional fees	94,080	—		—	—	—
Trustees' fees	3,423	6,720		6,720	6,720	6,720
Registration fees	32,720	—		—	—	—
Custodian fees and expenses	36,360	—		—	—	—
Shareholder report printing and mailing	28,041	—		—	—	—
Postage and supplies	15,474	—		—	—	—
Compliance fees and expenses	6,522	—		—	—	—
Other expenses	14,322	—		—	—	—
TOTAL EXPENSES	3,268,868	760,966		354,242	85,969	35,127
NET INVESTMENT INCOME (LOSS)	4,623,695	96,018		(125,915)	39,884	6,263
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from security transactions	1,852,451	626,854		(639,028)	130,863	(165,725)
Net realized losses on closed short positions	—	—		(887,715)	—	—
Net change in unrealized appreciation/depreciation on investments and securities sold short	38,091,259	16,217,792		293,509	1,481,832	1,203,284
Net change in unrealized appreciation/depreciation on foreign currency translation	858,182	—		—	—	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	40,801,892	16,844,646		(1,233,234)	1,612,695	1,037,559
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$45,425,587	$16,940,664	$	(1,359,149)	$1,652,579	$1,043,822

See accompanying Notes to Financial Statements.

JAMES BALANCED:  GOLDEN RAINBOW FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended December 31, 2009 (Unaudited)	Year Ended June 30, 2009(A)
FROM OPERATIONS
Net investment income	$4,623,695	$9,124,700
Net realized gains (losses) from security and foreign currency transactions	1,852,451	(8,458,231)
Net change in unrealized appreciation/depreciation on investments and foreign currency translation	38,949,441	(30,639,895)
Net increase (decrease) in net assets from operations	45,425,587	(29,973,426)

FROM DISTRIBUTIONS TO SHAREHOLDERS
Retail Class:
Dividends from net investment income	(4,470,845)	(9,122,040)
Distributions from net realized gains	—	(30,798)
Institutional Class:
Dividends from net investment income	(2,210)	(952)
Decrease in net assets from distributions to shareholders	(4,473,055)	(9,153,790)

FROM CAPITAL SHARE TRANSACTIONS
Retail Class Shares:
Proceeds from shares sold	88,805,906	454,813,230
Net asset value of shares issued in reinvestment of distributions to shareholders	4,108,227	8,714,151
Payments for shares redeemed	(110,028,001)	(365,723,002)
Net increase (decrease) in net assets from Retail Class capital share transactions	(17,113,868)	97,804,379

Institutional Class Shares:
Proceeds from shares sold	228,000	101,150
Net asset value of shares issued in reinvestment of distributions to shareholders	2,210	952
Net increase in net assets from Institutional Class capital share transactions	230,210	102,102

TOTAL INCREASE IN NET ASSETS	24,068,874	58,779,265

NET ASSETS
Beginning of period	537,473,073	478,693,808
End of period	$561,541,947	$537,473,073

ACCUMULATED NET INVESTMENT INCOME (LOSS)	$69,954	$(80,686)

JAMES BALANCED:  GOLDEN RAINBOW FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended December 31, 2009 (Unaudited)	Year Ended June 30, 2009(A)
SUMMARY OF CAPITAL SHARE ACTIVITY
Retail Class:
Shares sold	5,022,233	27,570,424
Shares issued in reinvestment of distributions to shareholders	229,124	523,588
Shares redeemed	(6,264,100)	(22,359,235)
Net increase (decrease) in shares outstanding	(1,012,743)	5,734,777
Shares outstanding, beginning of period	32,190,633	26,455,856
Shares outstanding, end of period	31,177,890	32,190,633
Institutional Class:
Shares sold	12,546	6,827
Shares issued in reinvestment of distributions to shareholders	123	59
Net increase in shares outstanding	12,669	6,886
Shares outstanding, beginning of period	6,886	—
Shares outstanding, end of period	19,555	6,886

(A)	Institutional Class represents the period from commencement of operations (March 2, 2009) through June 30, 2009.

See accompanying Notes to Financial Statements.

JAMES SMALL CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended December 31, 2009 (Unaudited)	Year Ended June 30, 2009
FROM OPERATIONS
Net investment income	$96,018	$438,753
Net realized gains (losses) from security transactions	626,854	(31,842,178)
Net change in unrealized appreciation/depreciation on investments	16,217,792	(18,301,880)
Net increase (decrease) in net assets from operations	16,940,664	(49,705,305)

FROM DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income	—	(438,651)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	8,077,509	26,334,717
Net asset value of shares issued in reinvestment of distributions to shareholders	—	428,552
Payments for shares redeemed	(53,148,889)	(54,733,126)
Net decrease in net assets from capital share transactions	(45,071,380)	(27,969,857)

TOTAL DECREASE IN NET ASSETS	(28,130,716)	(78,113,813)

NET ASSETS
Beginning of period	99,801,043	177,914,856
End of period	$71,670,327	$99,801,043

ACCUMULATED NET INVESTMENT INCOME (LOSS)	$93,386	$(2,632)

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	515,200	1,814,020
Shares issued in reinvestment of distributions to shareholders	—	33,618
Shares redeemed	(3,276,951)	(3,686,285)
Net decrease in shares outstanding	(2,761,751)	(1,838,647)
Shares outstanding, beginning of period	7,040,584	8,879,231
Shares outstanding, end of period	4,278,833	7,040,584

See accompanying Notes to Financial Statements.

JAMES MARKET NEUTRAL FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended December 31, 2009 (Unaudited)	Year Ended June 30, 2009
FROM OPERATIONS
Net investment loss	$(125,915)	$(343,366)
Net realized gains (losses) from:
Security transactions	(639,028)	(8,083,799)
Closed short positions	(887,715)	6,371,021
Net change in unrealized appreciation/depreciation on investments	293,509	(7,016,292)
Net decrease in net assets from operations	(1,359,149)	(9,072,436)

FROM DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income	—	(39,280)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	13,311,317	35,152,127
Net asset value of shares issued in reinvestment of distributions to shareholders	—	36,060
Payments for shares redeemed	(9,725,704)	(43,020,847)
Net increase (decrease) in net assets from capital share transactions	3,585,613	(7,832,660)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,226,464	(16,944,376)

NET ASSETS
Beginning of period	33,344,829	50,289,205
End of period	$35,571,293	$33,344,829

ACCUMULATED NET INVESTMENT INCOME (LOSS)	$(122,825)	$(3,090)

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	1,365,861	2,985,961
Shares issued in reinvestment of distributions to shareholders	—	3,082
Shares redeemed	(998,773)	(3,748,604)
Net increase (decrease) in shares outstanding	367,088	(759,561)
Shares outstanding, beginning of period	3,330,129	4,089,690
Shares outstanding, end of period	3,697,217	3,330,129

See accompanying Notes to Financial Statements.

JAMES EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended December 31, 2009 (Unaudited)	Year Ended June 30, 2009
FROM OPERATIONS
Net investment income	$39,884	$72,912
Net realized gains (losses) from security transactions	130,863	(1,997,929)
Net change in unrealized appreciation/depreciation on investments	1,481,832	(2,845,949)
Net increase (decrease) in net assets from operations	1,652,579	(4,770,966)

FROM DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income	(15,975)	(73,673)
Distributions from net realized gains	—	(1,230,653)
Decrease in net assets from distributions to shareholders	(15,975)	(1,304,326)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	770,169	3,055,227
Net asset value of shares issued in reinvestment of distributions to shareholders	15,536	1,296,378
Payments for shares redeemed	(1,877,072)	(3,580,272)
Net increase (decrease) in net assets from capital share transactions	(1,091,367)	771,333

TOTAL INCREASE (DECREASE) IN NET ASSETS	545,237	(5,303,959)

NET ASSETS
Beginning of period	10,909,649	16,213,608
End of period	$11,454,886	$10,909,649

ACCUMULATED NET INVESTMENT INCOME (LOSS)	$23,704	$(205)

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	107,735	461,696
Shares issued in reinvestment of distributions to shareholders	2,182	236,210
Shares redeemed	(266,266)	(502,065)
Net increase (decrease) in shares outstanding	(156,349)	195,841
Shares outstanding, beginning of period	1,703,663	1,507,822
Shares outstanding, end of period	1,547,314	1,703,663

See accompanying Notes to Financial Statements.

JAMES MID CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended December 31, 2009 (Unaudited)	Year Ended June 30, 2009
FROM OPERATIONS
Net investment income	$6,263	$21,474
Net realized losses from security transactions	(165,725)	(1,017,693)
Net change in unrealized appreciation/depreciation on investments	1,203,284	(915,550)
Net increase (decrease) in net assets from operations	1,043,822	(1,911,769)

FROM DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income	(2,651)	(21,999)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	139,821	1,257,054
Net asset value of shares issued in reinvestment of distributions to shareholders	2,646	21,942
Payments for shares redeemed	(872,147)	(908,811)
Net increase (decrease) in net assets from capital share transactions	(729,680)	370,185

TOTAL INCREASE (DECREASE) IN NET ASSETS	311,491	(1,563,583)

NET ASSETS
Beginning of period	4,438,294	6,001,877
End of period	$4,749,785	$4,438,294

ACCUMULATED NET INVESTMENT INCOME (LOSS)	$3,592	$(20)

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	16,669	182,444
Shares issued in reinvestment of distributions to shareholders	320	3,373
Shares redeemed	(107,939)	(118,959)
Net increase (decrease) in shares outstanding	(90,950)	66,858
Shares outstanding, beginning of period	629,753	562,895
Shares outstanding, end of period	538,803	629,753

See accompanying Notes to Financial Statements.

JAMES BALANCED:  GOLDEN RAINBOW FUND - RETAIL CLASS
FINANCIAL HIGHLIGHTS

			Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended December 31, 2009		Year Ended June 30,
	(Unaudited)		2009		2008	2007	2006	2005
Net asset value at beginning of period	$16.69		$18.09		$18.33	$17.32	$17.18	$15.28

Income (loss) from investment operations:
Net investment income	0.15		0.28		0.40	0. 39	0.34	0.26
Net realized and unrealized gains (losses) on investments	1.31		(1.40)		0.11	1. 34	0.75	1.95
Total from investment operations	1.46		(1.12)		0.51	1. 73	1.09	2.21

Less distributions:
From net investment income	(0.15)		(0.28)		(0.40)	(0.40)	(0.34)	(0.26)
From net realized gains on investments	—		(0.00	)(A)	(0.35)	(0.32)	(0.61)	(0.05)
Total distributions	(0.15)		(0.28)		(0.75)	(0.72)	(0.95)	(0.31)

Net asset value at end of period	$18.00		$16.69		$18.09	$18.33	$17.32	$17.18

Total return	8.72	%(B)	(6.19	% )	2.76%	10.13%	6.48%	14.56%

Net assets at end of period (000’s)	$561,190		$537,358		$478,694	$341,664	$268,766	$147,605

Ratios/Supplemental Data:
Ratio of net expenses to average net assets	1.18	%(C)	1.16%		1.18%	1.18%	1.21%	1.26%

Ratio of net investment income to average net assets	1.67	%(C)	1.68%		2.20%	2.24%	2.11%	1.70%

Portfolio turnover rate	33	%(C)	72%		53%	92%	68%	36%

(A) Amount rounds to less than $0.005.
(B) Not annualized.
(C) Annualized.

See accompanying Notes to Financial Statements.

JAMES BALANCED: GOLDEN RAINBOW FUND -
INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout the Period
	Six Months Ended December 31, 2009 (Unaudited)	Period Ended June 30, 2009(A )
Net asset value at beginning of period	$16.69	$14.80

Income from investment operations:
Net investment income	0.15	0.09
Net realized and unrealized gains on investments	1.33	1.94
Total from investment operations	1.48	2.03

Less distributions:
From net investment income	(0.17)	(0.14)

Net asset value at end of period	$18.00	$16.69

Total return (B)	8.86%	13.75%

Net assets at end of period (000’s)	$352	$115

Ratios/Supplemental Data:
Ratio of net expenses to average net assets(C)	0.93%	0.95%

Ratio of net investment income to average net assets (C)	1.94%	1.63%

Portfolio turnover rate	33%	72%

(A)  Represents  the period from commencement of operations (March 2, 2009) through June 30, 2009.
(B) Not annualized.
(C) Annualized.

See accompanying Notes to Financial Statements.

JAMES SMALL CAP FUND
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period
Six Months Ended December 31, 2009	Year Ended June 30,
(Unaudited)	2009	2008	2007	2006	2005
Net asset value at beginning of period	$14.18	$20.04	$24.56	$23.28	$20.46	$18.66

Income (loss) from investment operations:
Net investment income (loss)	0.02	0.06	0.10	0.11	(0.04)	0.05

Net realized and unrealized gains (losses) on investments	2.55	(5.86)	(4.52)	1.50	3.19	2.65
Total from investment operations	2.57	(5.80)	(4.42)	1.61	3.15	2.70

Less distributions:
From net investment income	—	(0.06)	(0.10)	(0.11)	(0.04)	—
From net realized gains on investments	—	—	—	(0.22)	(0.30)	(1.00)
Total distributions	—	(0.06)	(0.10)	(0.33)	(0.34)	(1.00)

Paid-in capital from redemption fees (A)	—	—	—	0.00	(B)	0.01	0.10

Net asset value at end of period	$16.75	$14.18	$20.0 4	$24.56	$23.28	$20.46

Total return	18.12	%(c)	(28.91%)	(18.03%)	6.97%	15.59%	15.39%

Net assets at end of period (000’s)	$71,670	$99,801	$177,915	$327,467	$170,490	$54,489

Ratios/Supplemental Data:
Ratio of net expenses to average net assets	1.50	%(D)	1.50%	1.50%	1.50%	1.50%	1.50%

Ratio of net investment income (loss) to average net assets	0.19	%(D)	0.37%	0.42%	0.54%	(0.25%)	0.45%

Portfolio turnover rate	9	%(D)	46%	54%	104%	59%	94%

(A) Amount calculated based on average shares outstanding throughout the period.  Effective February 21, 2007, the redemption fee was eliminated.
(B) Amount rounds to less than $0.005.
(C) Not annualized.
(D) Annualized.

See accompanying Notes to Financial Statements.

JAMES MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period
Six Months Ended December 31, 2009	Year Ended June 30,
(Unaudited)	2009	2008	2007	2006	2005
Net asset value at beginning of period	$10.01	$12.30	$12.17	$12.69	$12.27	$11.02

Income (loss) from investment operations:
Net investment income (loss)	(0.03)	(0.11)	0.11	0.40	0.17	0.01
Net realized and unrealized gains (losses) on investments	(0.36)	(2.17)	0.20	(0.51)	0.42	1.23
Total from investment operations	(0.39)	(2.28)	0.31	(0.11)	0.59	1.24

Less distributions:
From net investment income	—	(0.01)	(0.18)	(0.41)	(0.18)	—

Paid-in capital from redemption fees(A)	—	—	—	0.00	(B)	0.01	0.01

Net asset value at end of period	$9.62	$10.01	$12.30	$12.17	$12.69	$12.27

Total return	(3.90	%)(D)	(18.55%)	2.60%	(0.84%)	4.94%	11.34%

Net assets at end of period (000’s)	$35,571	$33,345	$50,289	$51,527	$75,218	$47,303

Ratios/Supplemental Data:
Ratio of net expenses to average net assets, excluding dividends on securities sold short	1.95	%(E)	1.95%	1.91%	1.94%	1.95%	1.95%
Ratio of dividend expense on securities sold short	0.11	%(E)	0.32%	0.90%	0.32%	0.62%	0.42%
Ratio of net expenses to average net assets	2.06	%(E)	2.27%	2.81%	2.26%	2.57%	2.37%

Ratio of net investment income (loss) to average net assets	(0.73	%)(E)	(0.76%)	0.74%	3.21%	1.52%	0.11%

Portfolio turnover rate(C)	29	%(E)	65%	79%	57%	27%	35%

(A)	Amount calculated based on average shares outstanding throughout the period. Effective February 21, 2007, the redemption fee was eliminated.
(B)	Amount rounds to less than $0.005.
(C)	Calculation does not include short positions or short transactions. Portfolio turnover rate would be higher if included.
(D)	Not annualized.
(E)	Annualized.

See accompanying Notes to Financial Statements.

JAMES EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period
Six Months Ended December 31, 2009	Year Ended June 30,
(Unaudited)	2009	2008	2007	2006	2005
Net asset value at beginning of period	$6.40	$10.75	$12.28	$11.04	$8.89	$7.36

Income (loss) from investment operations:
Net investment income	0.03	0.04	0.03	0.04	0.01	0.01
Net realized and unrealized gains (losses) on investments	0.98	(3.48)	(1.53)	1.24	2.16	1.53
Total from investment operations	1.01	(3.44)	(1.50)	1.28	2.17	1.54

Less distributions:
From net investment income	(0.01)	(0.04)	(0.03)	(0.04)	(0.01)	(0.01)
From net realized gains on investments	—	(0.87)	—	—	—	—
From distributions in excess of net investment income	—	—	—	—	(0.01)	—
Total distributions	(0.01)	(0.91)	(0.03)	(0.04)	(0.02)	(0.01)

Paid-in capital from redemption fees(A)	—	—	—	0.00	(B)	0.00	(B)	0.00	(B)

Net asset value at end of period	$7.40	$6.40	$10.75	$12.28	$11.04	$8.89

Total return	15.79	%(C)	(30.54%)	(12.20%)	11.59%	24.45%	20.96%

Net assets at end of period (000’s)	$11,455	$10,910	$16,214	$25,873	$33,792	$16,833

Ratios/Supplemental Data:
Ratio of net expenses to average net assets	1.50	%(D)	1.50%	1.50%	1.50%	1.50%	1.50%

Ratio of net investment income to average net assets	0.70	%(D)	0.63%	0.23%	0.30%	0.06%	0.22%

Portfolio turnover rate	14	%(D)	81%	50%	58%	43%	33%

(A) Amount calculated based on average shares outstanding throughout the period.  Effective February 21, 2007, the redemption fee was eliminated.
(B) Amount rounds to less than $0.005.
(C) Not annualized.
(D) Annualized.

See accompanying Notes to Financial Statements.

JAMES MID CAP FUND
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
Six Months Ended December 31, 2009	Year Ended June 30,
(Unaudited)	2009	2008	2007
Net asset value at beginning of period	$7.05	$10.66	$11.70	$10.00
Income (loss) from investment operations:
Net investment income	0.01	0.03	0.00	(A)	0.04
Net realized and unrealized gains (losses) on investments	1.76	(3.61)	(1.01)	1.70
Total from investment operations	1.77	(3.58)	(1.01)	1.74
Less distributions:
From net investment income	(0.00	)(A)	(0.03)	(0.01)	—
From net realized gains on investments	—	—	(0.02)	(0.04)
Total distributions	(0.00	)(A)	(0.03)	(0.03)	(0.04)

Paid-in capital from redemption fees(B)	—	—	—	0.00	(A)

Net asset value at end of period	$8.82	$7.05	$10.66	$11.70

Total return	25.18	% (C)	(33.51%)	(8.61%)	17.41%

Net assets at end of period (000’s)	$4,750	$4,438	$6,002	$6,441

Ratios/Supplemental Data:
Ratio of net expenses to average net assets	1.50	% (D)	1.50%	1.48%	1.49%
Ratio of net investment income to average net assets	0.27	% (D)	0.48%	0.01%	0.40%
Portfolio turnover rate	14	% (D)	38%	55%	53%

(A)	Amount rounds to less than $0.005.
(B)	Amount calculated based on average shares outstanding throughout the period. Effective February 21, 2007, the redemption fee was eliminated.
(C)	Not annualized.
(D)	Annualized.

See accompanying Notes to Financial Statements.

JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS
December 31, 2009 (Unaudited)
Shares	COMMON STOCKS — 41.0%	Value
	BASIC MATERIALS — 3.8%
85,000	Barrick Gold Corporation	$3,347,300
116,800	FMC Corporation	6,512,768
6,000	Gold Trust SPDR*	643,860
20,000	iShares Silver Trust*	331,400
37,000	Kinross Gold Corporation	680,800
97,000	Newmont Mining Corporation	4,589,070
30,000	Olin Corporation	525,600
30,000	PPG Industries, Inc.	1,756,200
30,000	Terra Nitrogen Company, L.P.	3,122,400
		21,509,398
	CONSUMER, CYCLICAL — 5.5%
70,000	Best Buy Company, Inc.	2,762,200
100,000	BJ's Wholesale Club, Inc.*	3,271,000
100,000	Bob Evans Farms, Inc.	2,895,000
98,000	Central Garden & Pet Company*	1,048,600
135,000	Dollar Tree, Inc.*	6,520,500
15,000	Family Dollar Stores, Inc.	417,450
40,000	McDonald’s Corporation	2,497,600
58,000	Netflix, Inc.*	3,198,120
10,000	NIKE, Inc. - Class B	660,700
40,000	The Buckle, Inc.	1,171,200
105,000	The Gymboree Corporation*	4,566,450
30,000	Wal-Mart Stores, Inc.	1,603,500
		30,612,320
	CONSUMER, NON-CYCLICAL — 6.8%
100,000	Archer-Daniels-Midland Company	3,131,000
90,900	Darling International, Inc.*	761,742
110,000	Del Monte Foods Company	1,247,400
115,000	EZCORP, Inc. - Class A*	1,979,150
73,000	Fresh Del Monte Produce, Inc.*	1,613,300
42,700	Ingles Markets, Inc. - Class A	646,051
160,000	Kroger Company	3,284,800
154,000	Merck & Company, Inc.	5,627,160
13,000	Mylan, Inc.*	239,590
80,000	PepsiAmericas, Inc.	2,340,800
280,000	Pfizer, Inc.	5,093,200
120,000	Sara Lee Corporation	1,461,600
125,000	Tupperware Brands Corporation	5,821,250
92,700	Watson Wyatt Worldwide, Inc. - Class A	4,405,104
		37,652,147

JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)
Shares	COMMON STOCKS — 41.0% (Continued)	Value
	ENERGY — 3.6%
27,500	Apache Corporation	$2,837,175
10,000	Bolt Technology Corporation*	110,200
69,140	Chevron Corporation	5,323,089
64,000	Devon Energy Corporation	4,704,000
64,300	Exxon Mobil Corporation	4,384,617
50,000	Imperial Oil, Ltd.	1,933,000
8,000	Noble Energy, Inc.	569,760
12,000	Suburban Propane Partners, L.P.	564,960
		20,426,801
	FINANCIAL — 4.2%
245,000	American Financial Group, Inc.	6,112,750
140,000	American Physicians Capital, Inc.	4,244,800
155,000	Amerisafe, Inc.*	2,785,350
109,346	AmTrust Financial Services, Inc.	1,292,470
100,000	Annaly Capital Management, Inc.	1,735,000
2,000	Euro Currency Trust	285,820
16,000	iShares Dow Jones U.S. Financial Sector Index Fund	828,480
57,000	Knight Capital Group, Inc. - Class A*	877,800
250,900	Rent-A-Center, Inc.*	4,445,948
37,000	Unum Group	722,240
		23,330,658
	INDUSTRIAL — 4.3%
102,000	AGCO Corporation*	3,298,680
115,000	Ampco-Pittsburgh Corporation	3,625,950
70,000	CSX Corporation	3,394,300
35,000	Cummins, Inc.	1,605,100
7,000	Fluor Corporation	315,280
243,000	GrafTech International Ltd.*	3,778,650
10,000	Granite Construction, Inc.	336,600
40,000	Greif, Inc. - Class A	2,159,200
5,000	Norfolk Southern Corporation	262,100
171,700	Owens-Illinois, Inc.*	5,643,779
		24,419,639
	TECHNOLOGY — 8.4%
30,000	Arrow Electronics, Inc.*	888,300
10,000	Avnet, Inc.*	301,600
14,000	Computer Sciences Corporation*	805,420
40,000	Deluxe Corporation	591,600
30,000	Goodrich Corporation	1,927,500
170,000	Hewlett-Packard Company	8,756,700
82,000	International Business Machines Corporation (IBM)	10,733,799
33,000	Lockheed Martin Corporation	2,486,550
57,500	Northrop Grumman Corporation	3,211,375
8,000	SYNNEX Corporation*	245,280

JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)
Shares	COMMON STOCKS — 41.0% (Continued)	Value
	TECHNOLOGY — 8.4% (Continued)
130,000	Triumph Group, Inc.	$6,272,500
239,500	Western Digital Corporation*	10,573,925
		46,794,549
	UTILITIES — 4.4%
115,000	American Electric Power Company, Inc.	4,000,850
185,000	AT&T, Inc.	5,185,550
180,000	CenturyTel, Inc.	6,517,800
20,000	DTE Energy Company	871,800
41,000	Edison International	1,425,980
16,700	FirstEnergy Corporation	775,715
87,000	MDU Resources Group, Inc.	2,053,200
14,000	ONEOK, Inc.	623,980
60,000	Sempra Energy	3,358,800
5,000	The Laclede Group, Inc.	168,850
		24,982,525

	TOTAL COMMON STOCKS	$229,728,037

Shares	INTERNATIONAL EQUITY EXCHANGE TRADED FUNDS — 0.8%	Value
12,000	iShares FTSE/Xinhua China 25 Index Fund	$507,240
20,000	iShares MSCI All Peru Capped Index Fund	654,000
39,000	iShares MSCI Canada Index Fund	1,026,870
20,000	iShares MSCI Chile Investable Market Index Fund	1,095,800
72,000	iShares MSCI Japan Index Fund	701,280
14,000	iShares MSCI South Korea Index Fund	666,960

	TOTAL INTERNATIONAL EQUITY EXCHANGE TRADED FUNDS	$4,652,150

Shares	INTERNATIONAL BOND EXCHANGE TRADED FUNDS — 0.2%	Value
20,000	SPDR Barclays Capital International Treasury Bond ETF	$1,136,600

JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)
Par Value	U.S. GOVERNMENT & AGENCY BONDS — 38.8%	Value
$674,796	Government National Mortgage Association, 5.500%, 6/15/23	$716,844
868,579	Government National Mortgage Association, 5.000%, 10/15/38	894,877
1,921,239	Government National Mortgage Association, 4.500%, 2/15/39	1,925,926
3,496,195	Government National Mortgage Association, 4.000%, 3/20/39	3,374,084
4,962,447	Government National Mortgage Association, 4.500%, 6/15/39	4,974,555
2,980,769	Government National Mortgage Association, 4.500%, 7/15/39	2,988,041
9,907,235	Government National Mortgage Association, 4.000%, 9/15/39	9,589,045
500,000	Tennessee Valley Authority, 5.625%, 1/18/11	525,955
5,000,000	U.S. Treasury Bonds, 4.375%, 2/15/38	4,800,000
22,500,000	U.S. Treasury Bonds, 3.500%, 2/15/39	18,428,895
5,000,000	U.S. Treasury Inflation Indexed Note, 1.250%, 4/15/14	5,278,373
8,750,000	U.S. Treasury Inflation Indexed Note, 2.500%, 7/15/16	10,199,519
11,500,000	U.S. Treasury Inflation Indexed Note, 1.625%, 1/15/18	12,147,291
23,000,000	U.S. Treasury Notes, 1.250%, 11/30/10	23,161,713
10,000,000	U.S. Treasury Notes, 4.875%, 2/15/12	10,760,160
19,300,000	U.S. Treasury Notes, 3.875%, 2/15/13	20,554,500
48,000,000	U.S. Treasury Notes, 4.625%, 2/15/17	51,828,767
17,400,000	U.S. Treasury Notes, 3.500%, 2/15/18	17,257,268
20,000,000	U.S. Treasury Notes, 2.750%, 2/15/19	18,412,500

	TOTAL U.S. GOVERNMENT & AGENCY BONDS	$217,818,313

Par Value	CORPORATE BONDS — 3.7%	Value
$500,000	Anheuser-Busch Companies, Inc., 6.000%, 4/15/11	$527,243
1,000,000	Caterpillar, Inc., 7.900%, 12/15/18	1,219,932
1,000,000	Caterpillar, Inc., 8.250%, 12/15/38	1,334,614
2,500,000	Citigroup, Inc., 2.875%, 12/9/11	2,574,998
1,500,000	E.I. Du Pont De Nemours, 5.750%, 3/15/19	1,608,245
2,000,000	General Electric Capital Corporation, 6.875%, 1/10/39	2,065,370
785,000	McDonald's Corporation, 5.700%, 2/1/39	800,716
3,700,000	Microsoft Corporation, 5.200%, 6/1/39	3,623,399
5,000,000	U.S. Bancorp, 2.250%, 3/13/12	5,083,204
2,000,000	Walmart Stores, 5.250%, 9/1/35	1,966,638

	TOTAL CORPORATE BONDS	$20,804,359

Par Value	MUNICIPAL BONDS** — 4.5%	Value
$1,000,000	Adams Co CO SD No 014 Ser 2006 UTGO, 5.000%, 12/1/26	$1,053,690
1,000,000	Citrus CA Community College Ser 2007B UTGO, 4.750%, 6/1/31	980,200
4,620,000	Columbus OH CSD UTGO, 6.150%, 12/1/33	4,626,514
1,000,000	East Baton Rouge LA Swr Community Rev, 5.125%, 2/1/29	1,056,770
1,000,000	FL St Brd Ed Cap Outlay 2007 Ser D UTGO, 5.000%, 6/1/38	1,030,210
1,000,000	Friendswood TX ISD Ser 2008 UTGO (Schoolhouse), 5.000%, 2/15/37	1,046,120

JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)
Par Value	MUNICIPAL BONDS** — 4.5% (Continued)	Value
$3,000,000	GA St Ser B UTGO, 4.500%, 1/1/29	$3,154,140
1,000,000	Illinois St Ser A, 4.750%, 9/1/26	1,030,030
1,000,000	Judson TX ISD Ser 2008 UTGO, 5.000%, 2/1/37	1,016,650
500,000	Kane & DeKalb Cntys IL Community Unit SD Bldg No 302
	Ser 2008 UTGO, 5.500%, 2/1/28	534,835
500,000	Lamar TX Consolidated ISD Ser 2008 UTGO (Schoolhouse), 5.000%, 2/15/38	521,875
1,000,000	MA St Consolidated Loan Ser 2007C UTGO, 5.250%, 8/1/22	1,119,530
1,000,000	Marysville MI Pub SD Ser 2007 UTGO, 5.000%, 5/1/32	1,015,880
125,000	Mesa AZ IDA Rev Ser A (Discovery Health Systems), 5.625%, 1/1/29	126,250
1,100,000	Miamisburg OH CSD UTGO, 5.000%, 12/1/33	1,165,692
500,000	Mt Healthy OH CSD Sch Impt Ser 2008 UTGO, 5.000%, 12/1/26	531,740
550,000	OH St Higher Ed Cap Fac Ser 2000A UTGO, 5.250%, 2/1/13	552,250
1,000,000	OH St Ser A, 5.375%, 9/1/28	1,106,680
1,000,000	OH St Univ Gen Rcpts Ser A, 5.000%, 12/1/28	1,066,620
500,000	Springboro OH Community CSD Ser 2007 UTGO, 5.250%, 12/1/23	569,175
1,000,000	Tyler TX ISD UTGO, 5.000%, 2/15/34	1,028,850
1,000,000	Will and DuPage Cntys IL Ser 2007 UTGO (Bolingbrook), 5.000%, 1/1/37	962,740

	TOTAL MUNICIPAL BONDS	$25,296,441

Par Value	FOREIGN BONDS — 8.6%	Value
$10,000,000	Australian Government, 5.250%, 3/15/19	$8,723,647
6,000,000	Bundesrepublik Deutschland, 3.750%, 1/4/19	8,880,292
10,000,000	Canada Government, 3.750%, 6/1/19	9,617,580
25,000,000	Denmark DGB, 4.000%, 11/15/19	4,927,847
6,000,000	Netherlands Government, 4.000%, 7/15/19	8,912,592
5,000,000	New Zealand Government, 6.000%, 12/15/17	3,666,727
21,000,000	Norwegian Government, 4.500%, 5/22/19	3,723,124

	TOTAL FOREIGN BONDS	$48,451,809

	TOTAL INVESTMENTS SECURITIES — 97.6%
	(Amortized Cost $497,481,417)	$547,887,709

	OTHER ASSETS IN EXCESS OF LIABILITIES — 2.4%	13,654,238

	NET ASSETS — 100.0%	$561,541,947

*   Non-income producing security.
** All municipal securities are rated A or higher (Unaudited).
†     Represents original purchase par.
CSD – City School District
IDA – Industrial Development Authority
ISD – Independent School District
SD – School District
UTGO – Unlimited Tax General Obligation

Foreign Bonds Securities Allocation
% of total
net assets
Asia - Pacific	2.2%
Europe- Euro	3.2%
Europe	1.5%
North America	1.7%
8.6%

See accompanying Notes to Financial Statements.

JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2009 (Unaudited)
Shares	COMMON STOCKS — 84.1%	Value
	BASIC MATERIALS — 3.0%
107,820	Aurizon Mines Ltd.*	$485,190
1,400	Hawkins, Inc.	30,562
1,900	Innophos Holdings, Inc.	43,681
191,600	Northgate Minerals Corporation*	590,127
2,800	Oil-Dri Corporation of America	43,400
6,550	ShengdaTech, Inc.*	40,152
24,580	Silver Standard Resources, Inc.*	537,565
12,420	Terra Industries, Inc.	399,800
		2,170,477
	CONSUMER, CYCLICAL — 18.9%
1,575	America's Car-Mart, Inc.*	41,470
18,860	Big Lots, Inc.*	546,563
28,120	BJ's Wholesale Club, Inc.*	919,805
16,560	Bob Evans Farms, Inc.	479,412
124,160	Central Garden & Pet Company*	1,328,512
31,188	Dollar Tree, Inc.*	1,506,380
4,000	Dorman Products, Inc.*	62,640
20,875	DreamWorks Animation SKG, Inc. - Class A*	833,956
1,075	Frisch's Restaurants, Inc.	25,639
42,060	Netflix, Inc.*	2,319,188
28,560	Polaris Industries, Inc.	1,246,073
25,220	RadioShack Corporation	491,790
1,150	Red Robin Gourmet Burgers, Inc.*	20,585
70,228	The Buckle, Inc.	2,056,276
36,940	The Gymboree Corporation*	1,606,521
1,675	True Religion Apparel, Inc.*	30,971
		13,515,781
	CONSUMER, NON-CYCLICAL — 12.2%
26,200	Allied Healthcare International, Inc.*	76,242
4,725	Allion Healthcare, Inc.*	30,996
2,000	ATC Technology Corporation*	47,700
18,560	Biovail Corporation	259,098
10,300	Compania Cervecerias Unidas S.A. ADR	401,906
184,000	Del Monte Foods Company	2,086,560
102,746	Fresh Del Monte Produce, Inc.*	2,270,687
7,300	Hanger Orthopedic Group, Inc.*	100,959
22,680	LifePoint Hospitals, Inc.*	737,327
9,625	NovaMed, Inc.*	37,345
4,100	Nutraceutical International Corporation*	50,717
9,200	Shamir Optical Industry Ltd.*	73,600
52,000	Tupperware Brands Corporation	2,421,639
3,400	Village Super Market, Inc. - Class A	92,888
2,025	Young Innovations, Inc.	50,180
		8,737,844

JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)
Shares	COMMON STOCKS — 84.1% (Continued)	Value
	ENERGY — 1.3%
1,850	RGC Resources, Inc.	$54,668
13,100	Sunoco Logistics Partners L.P.	876,259
		930,927
	FINANCIAL — 10.8%
71,880	American Financial Group, Inc.	1,793,406
72,153	American Physicians Capital, Inc.	2,187,678
4,750	ePlus, Inc.*	78,423
58,590	FPIC Insurance Group, Inc.*	2,262,745
2,375	Mercer Insurance Group, Inc.	43,154
4,725	QC Holdings, Inc.	22,727
75,880	Rent-A-Center, Inc.*	1,344,594
1,150	World Acceptance Corporation*	41,205
		7,773,932
	INDUSTRIAL — 8.6%
34,180	Beacon Roofing Supply, Inc.*	546,880
2,800	International Shipholding Corporation	86,996
1,250	Jinpan International Ltd.	59,588
450	K-Tron International, Inc.*	48,933
3,475	LSB Industries, Inc.*	48,998
406,146	North American Galvanizing & Coatings, Inc.*	1,969,807
4,550	Portec Rail Products, Inc.	48,731
1,625	Standex International Corporation	32,646
47,380	Tsakos Energy Navigation Ltd.	694,591
58,360	VSE Corporation	2,630,868
		6,168,038
	TECHNOLOGY — 19.7%
205,418	CGI Group, Inc. - Class A*	2,785,468
9,025	Computer Task Group, Inc.*	72,290
34,440	CSG Systems International, Inc.*	657,460
3,675	Ebix, Inc.*	179,450
38,640	EnerSys*	845,057
3,950	Formula Systems (1985) Ltd. ADR	43,806
10,300	GSI Technology, Inc.*	46,144
24,900	Preformed Line Products Company	1,090,620
37,200	Shanda Interactive Entertainment Ltd. ADR*	1,957,092
69,927	Sybase, Inc.*	3,034,831
33,780	Triumph Group, Inc.	1,629,885
2,325	USA Mobility, Inc.*	25,598
2,000	Versant Corporation*	30,520
64,236	WESCO International, Inc.*	1,735,014
		14,133,235

JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)
Shares	COMMON STOCKS — 84.1% (Continued)	Value
	UTILITIES — 9.6%
48,051	Atlantic Tele-Network, Inc.	$2,643,286
1,400	Chesapeake Utilities Corporation	44,870
925	Delta Natural Gas Company, Inc.	26,464
86,860	El Paso Electric Company*	1,761,521
5,375	HickoryTech Corporation	47,461
69,539	WGL Holdings, Inc.	2,332,338
		6,855,940

	TOTAL COMMON STOCKS	$60,286,174

Par	SHORT TERM INVESTMENTS — 2.8%	Value
$2,000,000	U.S. Treasury Notes, 4.000%, 4/15/10	$2,021,562

	TOTAL INVESTMENT SECURITIES — 86.9%
	(Cost $50,333,557)	$62,307,736

	OTHER ASSETS IN EXCESS OF LIABILITIES — 13.1%	9,362,591

	NET ASSETS — 100.0%	$71,670,327

*  Non-income producing security.
ADR–American Depository Receipts.

See accompanying Notes to Financial Statements.

JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
December 31, 2009 (Unaudited)
Shares	COMMON STOCKS — 66.6%	Value
	BASIC MATERIALS — 6.3%
10,100	FMC Corporation †	$563,176
39,900	iShares Silver Trust †	661,143
6,250	SPDR Gold Trust †	670,688
3,430	Terra Nitrogen Company, L.P. †	356,994
		2,252,001
	CONSUMER, CYCLICAL — 9.2%
22,440	Bob Evans Farms, Inc. †	649,638
14,650	Dollar Tree, Inc.* †	707,595
4,275	McDonald’s Corporation †	266,931
5,525	NIKE, Inc. - Class B †	365,037
24,710	The Buckle, Inc. †	723,508
12,575	The Gymboree Corporation* †	546,887
		3,259,596
	CONSUMER, NON-CYCLICAL — 7.6%
8,725	Kroger Company †	179,124
25,070	Merck & Company, Inc. †	916,058
19,897	Pfizer, Inc. †	361,926
20,835	Tupperware Brands Corporation †	970,286
5,700	Watson Wyatt Worldwide, Inc. †	270,864
		2,698,258
	ENERGY — 6.5%
8,500	Apache Corporation †	876,944
25,900	Bolt Technology Corporation* †	285,418
5,605	Devon Energy Corporation †	411,968
5,225	Exxon Mobil Corporation †	356,293
8,425	Suburban Propane Partners, L.P. †	396,649
		2,327,272
	FINANCIAL — 4.3%
69,400	AmTrust Financial Services, Inc. †	820,308
20,200	Annally Capital Management, Inc. †	350,470
21,125	Rent-A-Center, Inc.* †	374,335
		1,545,113
	INDUSTRIAL — 10.0%
25,900	CSX Corporation †	1,255,891
18,600	Greif, Inc. - Class A †	1,004,028
39,625	Owens-Illinois, Inc.* †	1,302,474
		3,562,393

JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)
Shares	COMMON STOCKS — 66.6% (Continued)	Value
	TECHNOLOGY — 9.8%
9,000	Hewlett-Packard Company †	$463,590
6,500	International Business Machines Corporation (IBM) †	850,850
14,190	Northrop Grumman Corporation †	792,512
31,025	Symantec Corporation* †	555,037
17,100	Triumph Group, Inc. †	825,075
		3,487,064
	UTILITIES — 11.4%
28,275	American Electric Power Company, Inc. †	983,687
29,925	AT&T, Inc. †	838,798
35,930	MDU Resources Group, Inc. †	847,948
9,175	ONEOK, Inc.* †	408,930
16,605	Sempra Energy †	929,548
		4,008,911
	INTERNATIONAL EQUITY EXCHANGE TRADED FUNDS — 1.5%
10,775	Chile Fund, Inc. †	192,872
4,150	iShares FTSE/Xinhua China 25 Index Fund †	175,421
7,075	iShares MSCI Canada Index Fund †	186,285
		554,578

	TOTAL COMMON STOCKS	$23,695,186

	TOTAL INVESTMENT SECURITIES — 66.6%
	(Cost $20,153,775)	$23,695,186

	SEGREGATED CASH WITH BROKERS — 57.1%	20,325,019

	SECURITIES SOLD SHORT—(70.3)% (Proceeds $24,537,363)	(25,033,787)

	OTHER ASSETS IN EXCESS OF LIABILITIES — 46.6%	16,584,875

	NET ASSETS — 100.0%	$35,571,293

*	Non-income producing security.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short aggregating a total market value of $23,472,027.

See accompanying Notes to Financial Statements.

JAMES MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
December 31, 2009 (Unaudited)
Shares	COMMON STOCKS — 70.3%	Value
	BASIC MATERIALS —3.9%
4,725	Agnico-Eagle Mines Limited	$255,150
29,196	Fibria Celulose S.A. ADR	666,837
42,376	MAG Silver Corporation	254,256
21,800	Zoltek Companies, Inc.	207,100
		1,383,343
	CONSUMER, CYCLICAL — 12.4%
50,000	AMR Corporation	386,500
13,075	Cavco Industries, Inc.	469,654
17,910	Crocs, Inc.	102,983
26,925	Gaylord Entertainment Company	531,769
18,025	KB HOME	246,582
12,310	K-Swiss, Inc. - Class A	122,361
36,125	Live Nation, Inc.	307,424
9,075	M.D.C. Holdings, Inc.	281,688
68,650	Morgans Hotel Group	310,984
64,761	Pulte Homes, Inc.	647,610
24,900	The Ryland Group, Inc.	490,530
24,300	TiVo, Inc.	247,374
14,750	Toll Brothers, Inc.	277,447
		4,422,906
	CONSUMER, NON-CYCLICAL — 11.4%
6,680	AMAG Pharmaceuticals, Inc.	254,040
4,295	Auxilium Pharmaceuticals, Inc.	128,764
12,175	Cepheid, Inc.	151,944
7,150	Clinical Data, Inc.	130,559
37,500	Elan Corporation PLC ADR	244,500
28,225	Eurand NV	364,102
26,025	Hansen Medical, Inc.	78,857
22,258	Insulet Corporation	317,844
36,228	MDS, Inc.	277,144
28,900	Rigel Pharmaceuticals, Inc.	274,839
13,000	Salix Pharmaceuticals Ltd.	330,200
54,690	Senomyx, Inc.	206,181
19,020	Smithfield Foods, Inc.	288,914
16,175	Sotheby's	363,614
15,600	The Great Atlantic & Pacific Tea Company, Inc.	183,924
6,100	United Therapeutics Corporation	321,165
8,560	Volcano Corporation	148,773
		4,065,364

JAMES MARKET NEUTRAL FUND
SCHEDULE OF SECURITY SOLD SHORT (Continued)
Shares	COMMON STOCKS — 70.3% (Continued)	Value
	ENERGY — 2.4%
25,178	BPZ Resources, Inc.	$239,191
38,950	Clean Energy Fuels Corporation	600,219
		839,410
	FINANCIAL — 12.7%
17,600	Bank of America Corporation	265,056
6,890	City National Corporation	314,184
24,725	East West Bancorp, Inc.	390,655
33,789	First Horizon National Corporation	452,777
30,000	KeyCorp	166,500
42,050	Kingsway Financial Services, Inc.	73,588
40,975	MBIA, Inc.	163,080
22,880	National Penn Bancshares, Inc.	132,476
24,025	Old Republic International Corporation	241,211
21,540	Pinnacle Financial Partners, Inc.	306,299
19,775	Stewart Information Services Corporation	223,062
12,950	SunTrust Banks, Inc.	262,755
23,960	TFS Financial Corporation	290,874
11,365	The St. Joe Company	328,335
16,675	UBS AG ADR	258,629
8,950	ViewPoint Financial Group	128,970
32,210	Whitney Holding Corporation	293,433
20,000	Zions Bancorporation	256,600
		4,548,484
	INDUSTRIAL — 4.0%
42,325	Golar LNG Ltd.	542,606
35,000	L-1 Identity Solutions, Inc.	262,150
8,350	Metabolix, Inc.	92,435
50,925	Taser International, Inc.	223,052
5,475	Vulcan Materials Company	288,368
		1,408,611
	TECHNOLOGY — 22.2%
29,042	3D Systems Corporation	328,175
6,874	Abraxis BioScience, Inc.	278,741
11,725	Acorda Therapeutics, Inc.	295,704
14,185	Affymax, Inc.	350,937
43,775	Airvana, Inc.	332,690
28,625	Amylin Pharmaceuticals, Inc.	406,189
62,765	Arena Pharmaceuticals, Inc.	222,816
43,025	bebe stores, inc.	269,767
27,600	Cavium Networks, Inc.	657,708
46,600	Clearwire Corporation - Class A	315,016
12,000	Crown Castle International Corporation	468,480
44,025	Cypress Bioscience, Inc.	253,584
14,500	Dendreon Corporation	381,060

JAMES MARKET NEUTRAL FUND
SCHEDULE OF SECURITY SOLD SHORT (Continued)
Shares	COMMON STOCKS — 70.3% (Continued)	Value
	TECHNOLOGY — 22.2% (Continued)
16,500	Electronic Arts, Inc.	$292,875
43,300	Ener1, Inc.	274,522
17,525	Infinera Corporation	155,447
14,150	International Rectifier Corporation	312,998
20,800	Isis Pharmaceuticals, Inc.	230,880
19,275	Leap Wireless International, Inc.	338,276
20,350	Palm, Inc.	204,314
19,320	Rambus, Inc.	471,408
12,270	SBA Communications Corporation	419,143
22,525	Sequenom, Inc.	93,253
20,150	Vocus, Inc.	362,700
9,550	XenoPort, Inc.	177,248
		7,893,931
	UTILITIES — 1.3%
21,205	Cbeyond, Inc.	333,979
20,825	RRI Energy, Inc.	119,119
		453,098

	TOTAL COMMON STOCKS SOLD SHORT	$25,015,147

Shares	RIGHTS — 0.1%	Value
46,600	Clearwire Corporation Rights	$18,640

	TOTAL SECURITIES SOLD SHORT — 70.4% (Proceeds $24,537,363)	$25,033,787

ADR – American Depository Receipts.
PLC – Public Liability Company.

See accompanying Notes to Financial Statements.

JAMES EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2009 (Unaudited)
Shares	COMMON STOCKS — 78.3%	Value
	BASIC MATERIALS — 5.0%
2,440	Barrick Gold Corporation	$96,087
5,840	FMC Corporation	325,638
150	Hawkins, Inc.	3,275
5,320	IAMGOLD Corporation	83,205
200	Innophos Holdings, Inc.	4,598
300	Oil-Dri Corporation of America	4,650
725	ShengdaTech, Inc.*	4,444
3,300	Silver Wheaton Corporation*	49,566
		571,463
	CONSUMER, CYCLICAL — 15.4%
175	America's Car-Mart, Inc.*	4,608
3,769	Big Lots, Inc.*	109,226
3,500	BJ's Wholesale Club, Inc.*	114,485
7,440	Bob Evans Farms, Inc.	215,388
20,820	Central Garden & Pet Company*	222,774
5,840	Dollar Tree, Inc.*	282,071
450	Dorman Products, Inc.*	7,047
6,760	Family Dollar Stores, Inc.	188,131
125	Frisch's Restaurants, Inc.	2,981
2,420	Netflix, Inc.*	133,439
125	Red Robin Gourmet Burgers, Inc.*	2,238
3,954	The Buckle, Inc.	115,773
8,160	The Gymboree Corporation*	354,877
175	True Religion Apparel, Inc.*	3,236
		1,756,274
	CONSUMER, NON-CYCLICAL — 13.6%
2,900	Allied Healthcare International, Inc.*	8,439
525	Allion Healthcare, Inc.*	3,444
1,700	Archer-Daniels-Midland Company	53,227
225	ATC Technology Corporation*	5,366
3,280	Biovail Corporation	45,789
9,500	ConAgra Foods, Inc.	218,975
16,920	Del Monte Foods Company	191,873
1,840	EZCORP, Inc. - Class A*	31,666
800	Hanger Orthopedic Group, Inc.*	11,064
3,140	LifePoint Hospitals, Inc.*	102,081
5,220	Merck & Company, Inc.	190,739
1,050	NovaMed, Inc.*	4,074
450	Nutraceutical International Corporation*	5,567
9,560	Pfizer, Inc.	173,896
19,820	Sara Lee Corporation	241,407
1,025	Shamir Optical Industry Ltd.	8,200

JAMES EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Shares	COMMON STOCKS — 78.3% (Continued)	Value
	CONSUMER, NON-CYCLICAL — 13.6% (Continued)
2,380	Tupperware Brands Corporation	$110,837
375	Village Super Market, Inc. - Class A	10,245
2,680	Watson Wyatt Worldwide, Inc. - Class A	127,354
225	Young Innovations, Inc.	5,576
		1,549,819
	ENERGY — 4.4%
1,410	Apache Corporation	145,470
2,280	Chevron Corporation	175,537
1,580	Devon Energy Corporation	116,130
200	RGC Resources, Inc.	5,910
940	Sunoco Logistics Partners L.P.	62,877
		505,924
	FINANCIAL — 10.6%
10,665	American Financial Group, Inc.	266,092
8,053	American Physicians Capital, Inc.	244,167
6,700	Amerisafe, Inc.*	120,399
525	ePlus, Inc.*	8,668
250	FPIC Insurance Group, Inc.*	9,655
6,490	Mercer Insurance Group, Inc.	117,923
525	QC Holdings, Inc.	2,525
11,160	Rent-A-Center, Inc.*	197,755
12,620	Unum Group	246,342
125	World Acceptance Corporation*	4,479
		1,218,005
	INDUSTRIAL — 4.9%
1,460	Cooper Industries PLC - Class A	62,254
3,100	CSX Corporation	150,318
1,960	Greif, Inc. - Class A	105,801
300	International Shipholding Corporation	9,321
150	Jinpan International Ltd.	7,151
50	K-Tron International, Inc.*	5,437
375	LSB Industries, Inc.*	5,288
925	North American Galvanizing & Coatings, Inc.*	4,486
1,820	Owens-Illinois, Inc.*	59,823
500	Portec Rail Products, Inc.	5,355
175	Standex International Corporation	3,516
1,320	The Black & Decker Corporation	85,576
1,220	Tidewater, Inc.	58,499
		562,825

JAMES EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Shares	COMMON STOCKS — 78.3% (Continued)	Value
	TECHNOLOGY — 13.3%
1,020	Affiliated Computer Services, Inc. - Class A*	$60,884
4,400	Computer Sciences Corporation*	253,132
1,000	Computer Task Group, Inc.*	8,010
400	Ebix, Inc.*	19,532
425	Formula Systems (1985) Ltd. ADR	4,713
800	General Dynamics Corporation	54,536
2,800	Goodrich Corporation	179,900
1,125	GSI Technology, Inc.*	5,040
2,260	Hewlett-Packard Company	116,413
1,750	International Business Machines Corporation (IBM)	229,075
4,340	Northrop Grumman Corporation	242,389
14,360	Symantec Corporation*	256,899
1,400	SYNNEX Corporation*	42,924
920	Triumph Group, Inc.	44,390
250	USA Mobility, Inc.*	2,753
225	Versant Corporation*	3,434
		1,524,024
	UTILITIES — 11.1%
5,040	American Electric Power Company, Inc.	175,342
9,700	AT&T, Inc.	271,891
11,042	CenturyTel, Inc.	399,830
150	Chesapeake Utilities Corporation	4,808
100	Delta Natural Gas Company, Inc.	2,861
5,940	DTE Energy Company	258,925
1,580	Edison International	54,952
600	HickoryTech Corporation	5,298
1,800	Sempra Energy	100,764
		1,274,671

	TOTAL COMMON STOCKS	$8,963,005

Shares/Par	SHORT TERM INVESTMENTS — 6.9%	Value
87,336	First American Treasury Money Market Fund	$87,336
$700,000	U.S. Treasury Notes, 4.000%, 4/15/10	707,547

	TOTAL SHORT TERM INVESTMENTS	$794,883

JAMES EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Shares	PREFERRED STOCKS — 2.0%	Value
	FINANCIAL — 0.8%
4,000	General Electric Capital Corporation, 6.00%, 4/24/47(4/24/12)**	$96,720

	UTILITIES — 1.2%
5,000	AT&T, Inc., 6.375%, 2/15/56 (2/15/12)**	133,450

	TOTAL PREFERRED STOCKS	$230,170

Shares	INTERNATIONAL EQUITY EXCHANGE TRADED FUNDS — 1.4%	Value
3,280	Chile Fund, Inc.	$58,712
1,780	India Fund, Inc.*	54,646
1,240	iShares FTSE/Xinhua China 25 Index Fund	52,415

		$165,773

	TOTAL INVESTMENT SECURITIES — 88.6%
	(Cost $8,852,159)	$10,153,831

	OTHER ASSETS IN EXCESS OF LIABILITIES — 11.4%	1,301,055

	NET ASSETS — 100.0%	$11,454,886

*Non-income producing security.
**Date in parenthesis represents call date.
ADR – American Depository Receipts.
PLC – Public Liability Company.

See accompanying Notes to Financial Statements.

JAMES MID CAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2009 (Unaudited)
Shares	COMMON STOCKS — 93.8%	Value
	BASIC MATERIALS — 13.7%
2,500	FMC Corporation	$139,400
12,500	IAMGOLD Corporation	195,500
6,000	Olin Corporation	105,120
14,000	Silver Wheaton Corporation*	210,280
		650,300
	CONSUMER, CYCLICAL — 9.3%
4,000	BJ's Wholesale Club, Inc.*	130,840
4,000	Darden Restaurants, Inc.	140,280
3,500	Dollar Tree, Inc.*	169,050
		440,170
	CONSUMER, NON-CYCLICAL — 22.4%
5,000	ConAgra Foods, Inc.	115,250
10,000	Del Monte Foods Company	113,400
3,000	Life Technologies Corporation*	156,690
4,000	LifePoint Hospitals, Inc.*	130,040
	Sara Lee Corporation	152,250
4,500	Tupperware Brands Corporation	209,565
4,000	Watson Wyatt Worldwide, Inc. - Class A	190,080
		1,067,275
	ENERGY — 5.6%
1,600	Questar Corporation	66,512
3,000	Sunoco Logistics Partners L.P.	200,670
		267,182
	FINANCIAL — 6.3%
5,000	American Financial Group, Inc.	124,750
7,500	OneBeacon Insurance Group Ltd.	103,350
4,000	Rent-A-Center, Inc.*	70,880
		298,980
	INDUSTRIAL — 11.9%
2,500	AGCO Corporation*	80,850
7,500	GrafTech International Ltd.*	116,625
2,500	Granite Construction, Inc.	84,150
3,000	Greif, Inc. - Class A	161,940
2,500	Tidewater, Inc.	119,875
		563,440

JAMES MID CAP FUND
SCHEDULE OF INVESTMENTS (Continued)
Shares	COMMON STOCKS — 93.8% (Continued)	Value
	TECHNOLOGY — 12.4%
2,000	Affiliated Computer Services, Inc. - Class A*	$119,380
2,500	Computer Sciences Corporation*	143,825
1,000	Goodrich Corporation	64,250
15,000	Qwest Communications International, Inc.	63,150
4,500	Western Digital Corporation*	198,675
		589,280
	UTILITIES — 12.2%
4,000	CenturyTel, Inc.	144,840
3,000	DTE Energy Company	130,770
3,500	Energen Corporation	163,800
6,000	MDU Resources Group, Inc.	141,600
		581,010

	TOTAL COMMON STOCKS	$4,457,637

Shares	SHORT TERM INVESTMENTS — 0.5%	Value
22,166	First American Treasury Money Market Fund	$22,166

	TOTAL INVESTMENT SECURITIES — 94.3%
	(Cost $3,815,450)	$4,479,803

	OTHER ASSETS IN EXCESS OF LIABILITIES — 5.7%	269,982

	NET ASSETS — 100.0%	$4,749,785

*Non-income producing security.

See accompanying Notes to Financial Statements.

JAMES ADVANTAGE FUNDS NOTES TO FINANCIAL STATEMENTS December 31, 2009 (Unaudited)

1. General Information and Significant Accounting Policies

James Balanced:  Golden Rainbow Fund, James Small Cap Fund, James Market Neutral Fund and James Mid Cap Fund are each a diversified series of James Advantage Funds (the “Trust”), and James Equity Fund is a non-diversified series of the Trust (individually a “Fund,” collectively the “Funds”).  The Trust is an open-end management investment company that was organized as an Ohio business trust on August 29, 1997.  The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”). James Balanced:  Golden Rainbow Fund was originally organized as a series of the Flagship Admiral Funds Inc., a Maryland corporation. On June 26, 1998, pursuant to an Agreement and Plan of Reorganization, James Balanced: Golden Rainbow Fund was restructured through a tax-free reorganization as a series of the Trust. The James Small Cap Fund and James Market Neutral Fund each commenced its public offering of shares on October 2, 1998.  The James Equity Fund commenced its public offering of shares on November 1, 1999.  The James Mid Cap Fund commenced its public offering of shares on June 30, 2006.  Each class represents an interest in the same portfolio of investments and has the same rights, but differs primarily in distribution fees and shareholder features.  The Retail Class shares are subject to distribution (12b-1) fees but have a lower minimum investment requirement and offer certain shareholder services not available to Institutional Class shareholders.  Institutional Class shares are not subject to 12b-1 fees and are  available only through investment advisers and bank trust departments that have made arrangements for shares of all of their clients investing in the Fund to be held in an omnibus account (as well as other entities that are approved by management of the Trust).

James Balanced:  Golden Rainbow Fund seeks to provide total return through a combination of growth and income and preservation of capital in declining markets. The Fund seeks to achieve its objective by investing primarily in common stocks and/or debt securities that the Fund’s adviser, James Investment Research, Inc. (“James”), believes are undervalued.

James Small Cap Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of small capitalization companies.

James Market Neutral Fund seeks to provide positive returns regardless of the direction of the stock markets. The Fund seeks to achieve its objective by investing in common stocks that James believes are undervalued and more likely to appreciate, and selling short common stocks that James believes are overvalued and more likely to depreciate.

James Equity Fund seeks to provide long-term capital appreciation and outperform the Standard & Poor’s 500 Index (the “S&P 500 Index”).  The Fund seeks to achieve its objective by investing primarily in equity securities without regard to the market capitalization of the stock. The Fund often buys stocks in the S&P 500 Index.

James Mid Cap Fund seeks to provide long-term capital appreciation.  The Fund seeks to achieve its objective by investing primarily in common stocks of mid capitalization companies.

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements, in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

JAMES ADVANTAGE FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)
Share Valuation
The net asset value per share of each Fund, other than the James Balanced: Golden Rainbow Fund, is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The net asset value per share of each class of shares of the James Balanced: Golden Rainbow Fund is calculated daily by dividing the total value of the Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

Securities Valuation
The Funds' portfolio securities are valued as of the close of the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m., Eastern time) on each day that the NYSE is open for business, and on any other day on which there is sufficient trading in a Fund’s securities to materially affect the net asset value.  Securities that are traded on any exchange are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in James’s opinion, the last bid price does not accurately reflect the current value of the security. Securities that are traded on the NASDAQ over-the-counter market are valued at their NASDAQ Official Closing Price (“NOCP”) for all NASDAQ National Market (“NNM”) and NASDAQ Capital Market® securities. When market quotations are not readily available, if an event occurs after the close of the trading market (but before the time as of which a Fund calculates its net asset value) that materially affects a security’s value, when James determines that the market quotation does not accurately reflect the current value or when a restricted security is being valued, that security will be valued at its fair value as determined in good faith in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Funds may use pricing services to determine market value for securities. Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will approximate fair value.

For valuation purposes, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the time of pricing the Funds.  In computing the net asset value of the Funds, the values of foreign portfolio securities are generally based upon market quotations which, depending upon the exchange or market, may be last sale price, last bid price, or the average of the last bid and asked prices as of, in each case, the close of the appropriate exchange or another designated time.

The calculation of the share price of the Funds holding foreign securities in its portfolio does not take place contemporaneously with the determination of the values of many of the foreign portfolio securities used in such calculation.  Events affecting the values of foreign portfolio securities that occur between the time their prices are determined and the calculation of the Fund’s share price will not be reflected in the calculation unless the Adviser determines, subject to review by the Board of Trustees, that the particular event would materially affect net asset value, in which case an adjustment will be made.

JAMES ADVANTAGE FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

In accordance with the Trust’s good faith pricing guidelines, James is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The Funds have adopted Fair Value Measurements.  Fair Value Measurements  establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 –other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, securities maturing within 60 days of the filing are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of the inputs used to value the Funds’ net assets as of December 31, 2009:

		Level 2 –
		Other	Level 3 –
	Level 1 –	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs
Investments in Securities
(Assets)
James Balanced: Golden Rainbow Fund
Common Stock *	$229,728,037	$—	$—
Corporate Bonds	—	20,804,359	—
Foreign Government Bonds	—	48,451,809	—
Municipal Bonds	—	25,296,441	—
Exchange Traded Funds	5,788,750	—	—
U.S. Government Agencies	—	24,989,327	—
U.S. Treasuries	192,828,986	—	—
James Small Cap Fund
Common Stock *	60,286,174	—	—
U.S. Treasuries	2,021,562	—	—
James Market Neutral Fund
Common Stock *	23,140,608	—	—
Exchange Traded Funds	554,578	—	—
James Equity Fund
Common Stock *	8,963,005	—	—
Mutual Funds	87,336	—	—
Preferred Stock	230,170	—	—
U.S. Treasuries	707,547	—	—
Exchange Traded Funds	165,773	—	—
James Mid Cap Fund
Common Stock *	4,457,637	—	—
Mutual Funds	22,166	—	—
Investments in Securities Sold Short:
(Liabilities)
James Market Neutral Fund
Common Stock *	$25,015,147	$—	$—
Rights	18,640	—	—
*	All equity securities are classified as Level 1. See Schedule of Investments for industry classification.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from security transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The James Balanced:  Golden Rainbow Fund will instruct its custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued and delayed delivery purchase commitments.

Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Foreign Currency Translation
The market value of investment securities, other assets and liabilities of the James Balanced: Golden Rainbow Fund denominated in foreign currencies are translated into U.S. dollars at the current exchange rate at the close of each business day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars based at the exchange rate on the date of the transaction.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from the changes in the value of assets and liabilities including investments in securities at the reporting period, resulting from changes in the exchange rate.

Short Sales and Segregated Cash
The James Market Neutral Fund actively sells short common stocks. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. If a security sold short pays a dividend while the Fund is short that security, the Fund will pay the dividend and record that amount as an expense.

All short sales are collateralized, as required by the Fund’s prime broker. The Fund maintains the collateral in segregated accounts consisting of cash and/or high-grade liquid assets sufficient to collateralize the market value of its short positions.

Investment Income
Dividend income is recorded on the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on all debt securities. Amortization and accretion is calculated using the effective yield method.

Dividends and Distributions to Shareholders
Net investment income, if any, is generally declared and distributed to shareholders of each Fund quarterly. Net realized capital gains from security transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards. Distributions to shareholders of net investment income and net realized capital gains are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.  Accordingly, temporary over distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income and/or distributions in excess of net realized gains from security transactions, where applicable.

Allocations
Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the James Balanced:  Golden Rainbow Fund is allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.  Class specific expenses are charged directly to the class incurring the expense.  Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a particular Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
The Funds generally intend to distribute all taxable income and capital gains to shareholders, if any, and to otherwise continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal tax provision is required.

The tax character of distributions paid for the years ended June 30, 2009 and 2008 was as follows:

	James Balanced: Golden Rainbow Fund		James Small Cap Fund
	2009	2008	2009	2008
From ordinary income	$9,123,004	$8,530,879	$438,651	$1,055,734
From long-term capital gains	30,786	6,766,534	—	—
	$9,153,790	$15,297,413	$438,651	$1,055,734

	James Market Neutral Fund		James Equity Fund		James Mid Cap Fund
	2009	2008	2009	2008	2009	2008
From ordinary income	$39,280	$629,826	$73,673	$47,752	$21,999	$18,785
From long-term capital gains	—	—	1,230,653	12,335	—	—
	$39,280	$629,826	$1,304,326	$60,087	$21,999	$18,785

The following information is computed on a tax basis for each item as of June 30, 2009:

	James
	Balanced:	James	James		James
	Golden Rainbow	Small Cap	Market Neutral	James Equity	Mid Cap
	Fund	Fund	Fund	Fund	Fund
Tax cost of portfolio investments	$505,955,774	$99,633,392	$26,263,802	$10,873,554	$4,698,008
Gross unrealized appreciation	$33,569,708	$9,029,355	$2,244,132	$927,958	$303,860
Gross unrealized depreciation	(22,165,416)	(13,272,968)	(3,559,729)	(1,108,118)	(842,791)
Net unrealized appreciation
(depreciation)	11,404,292	(4,243,613)	(1,315,597)	(180,160)	(538,931)
Net unrealized appreciation
on securities sold short	—	—	4,070,164	—	—
Capital loss carryforward	(1,259,804)	(37,540,261)	(7,749,272)	(527,658)	(319,297)
Post-October losses	(9,087,338)	(27,314,412)	(2,124,646)	(1,470,271)	(985,864)
Undistributed net investment income	32,285	—	—	—	—
Other temporary differences	(111,624)	(2,632)	—	(205)	(20)
Accumulated earnings (deficit)	$977,811	$(69,100,918)	$(7,119,351)	$(2,178,294)	$(1,844,112)

JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The difference between the cost of portfolio investments on a tax basis and financial statement cost for the Funds is due to certain timing differences in the recognition of capital losses under income tax regulations and GAAP.

The capital loss carryforwards remaining as of June 30, 2009 in the table below expire as follows:

	Amount	Expiration Date
James Golden Rainbow Fund	$1,259,804	June 30, 2017
James Small Cap Fund	$17,239,544	June 30, 2016
	$20,300,717	June 30, 2017
James Market Neutral Fund	$194,196	June 30, 2013
	$642,007	June 30, 2014
	$6,457,028	June 30, 2015
	$456,041	June 30, 2017
James Equity Fund	$527,658	June 30, 2017
James Mid Cap Fund	$47,388	June 30, 2016
	$271,909	June 30, 2017

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Funds have analyzed their tax positions taken on Federal income tax returns for all open tax years (tax years ended June 30, 2006 through 2009) and have concluded that no provision for income tax is required in their financial statements.

Reclassification of Capital Accounts
Reclassifications result primarily from the difference in the tax treatment of net investment losses and distributions in excess of net investment income.  The following reclassifications have been made on the Statements of Assets and Liabilities and have no impact on the net assets or net asset value of the Funds:

	Paid-In Capital	Undistributed Net Investment Income	Accumulated Net Realized Gains (Losses)
James Balanced: Golden Rainbow Fund	$—	$(2,865)	$2,865
James Small Cap Fund	$(2,951)	$2,951	$—
James Market Neutral Fund	$(382,042)	$383,773	$(1,731)
James Equity Fund	$(556)	$556	$—
James Mid Cap Fund	$(796)	$(20)	$816

As of December 31, 2009, the James Advantage Funds had the following federal tax cost resulting in net unrealized appreciation/depreciation as follows:

		Gross	Gross	Net Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	Depreciation
James Balanced: Golden Rainbow Fund	$497,533,976	$57,613,119	$(7,259,386)	$50,353,733
James Small Cap Fund	$50,333,557	$14,588,024	$(2,613,845)	$11,974,179
James Market Neutral Fund	$20,153,775	$8,484,243	$(5,439,257)	$3,044,986
James Equity Fund	$8,852,159	$1,703,242	$(401,570)	$1,301,672
James Mid Cap Fund	$3,815,450	$919,508	$(255,155)	$664,353

JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

2. Securities Transactions

Purchases and sales (including maturities) of investments in long-term U.S. Government obligations for the six months ended December 31, 2009 was as follows:

	Purchases	Sales
James Balanced: Golden Rainbow Fund	$33,758,198	$51,430,141

Purchases and sales (including maturities) of investments in other securities for the six months ended December 31, 2009 were as follows:

	Purchases	Sales
James Balanced: Golden Rainbow Fund	$54,432,266	$39,981,081
James Small Cap Fund	3,759,333	41,431,742
James Market Neutral Fund	3,729,998	9,204,058
James Equity Fund	687,379	2,014,162
James Mid Cap Fund	310,919	1,027,752

For the six months ended December 31, 2009, the cost of securities purchased to cover short sales and the proceeds from securities sold short were $11,189,446 and $8,273,414 respectively, for the James Market Neutral Fund.

3. Management Fee and Other Transactions with Affiliates

A trustee and certain officers of the Trust were also officers of James or JPMorgan Chase Bank, N.A. (“JPMorgan”), the administrative services agent, shareholder services and transfer agent and accounting services agent for the Trust during the six months ended December 31, 2009.

Investment Management Agreement
The Funds retain James to manage the Funds’ investments. The investment decisions for the Funds are made by a committee of James’ personnel, which is primarily responsible for the day-to-day management of each Fund’s portfolio. James Balanced:  Golden Rainbow Fund is authorized to pay James a fee equal to an annual rate of 0.74% of its average daily net assets.  James Balanced:  Golden Rainbow Fund is responsible for the payment of all of its operating expenses.

James is authorized to receive a fee equal to (a) an annual rate of 1.25% of the average daily net assets of the James Small Cap Fund, James Equity Fund and James Mid Cap Fund, and 1.70% of James Market Neutral Fund; minus (b) the fees and expenses of the non-interested person trustees incurred by the applicable Fund.

James is responsible for the payment of all operating expenses of the James Small Cap Fund, James Market Neutral Fund, James Equity Fund, and James Mid Cap Fund, except for brokerage fees and commissions, taxes, interest (including dividend expense on securities sold short) and 12b-1 expenses.

Administrative Services Agreement
Under the terms of an Administrative Services Agreement with the Trust, JPMorgan supplies executive and regulatory services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities. For these services, JPMorgan receives a monthly fee paid by James Balanced:  Golden Rainbow Fund, and paid by James for the James Small Cap Fund, James Market Neutral Fund, James Equity Fund and James Mid Cap Fund, based on the Funds’ aggregate average daily net assets, subject to a minimum monthly fee.

JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Transfer Agent and Shareholder Service Agreement
Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement with the Trust, JPMorgan maintains the records of each shareholder’s account, answers shareholder inquiries concerning their accounts, processes purchases and redemptions of each Funds’ shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, JPMorgan receives a monthly fee paid by James Balanced:  Golden Rainbow Fund, and paid by James for the James Small Cap Fund,  James Market Neutral Fund, James Equity Fund and James Mid Cap Fund, subject to a minimum monthly fee. In addition, James Balanced:  Golden Rainbow Fund and James pay JPMorgan out-of-pocket expenses including, but not limited to, postage and supplies.

Accounting Services Agreement
Under the terms of the Accounting Services Agreement with the Trust, JPMorgan calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, JPMorgan receives a monthly fee from James Balanced:  Golden Rainbow Fund and from James with respect to each of the James Small Cap Fund, James Market Neutral Fund, James Equity Fund and James Mid Cap Fund. In addition, JPMorgan is reimbursed by James Balanced:  Golden Rainbow Fund and James for certain out-of-pocket expenses incurred by JPMorgan in obtaining valuations of the Funds’ portfolio securities.

Plan of Distribution
Each Fund (only the Retail Class of the James Balanced: Golden Rainbow Fund) has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (collectively, the “Plans”) under which each Fund may incur expenses related to distribution of its shares and for services provided to shareholders.  Payments under a Plan are made to the Adviser, which uses them to pay distribution and shareholder service expenses on behalf of and as agent of the Fund.  The amount payable by each Fund (the Retail Class of the James Balanced: Golden Rainbow Fund) under its Plan is 0.25% of its average daily net assets for the year.  The Plans are compensation plans, which mean that payments are made to the Adviser regardless of 12b-1 expenses actually incurred.  Therefore, payments under a Plan may exceed distribution and shareholder service expenses incurred pursuant to the Plan, and the Adviser is permitted to retain the excess.  It is also possible that 12b-1 expenses paid by the Adviser for a period will exceed the payments received by the Adviser, in which case the Adviser may pay such excess expenses out of its own resources.  Payments received by the Adviser under the Plans are in addition to the fees paid to the Adviser pursuant to the Management Agreements.  The Plans require that the Adviser act in the Funds’ best interests in expending the payments it receives from the Funds and use payments solely for the purpose of paying Distribution Expenses on behalf of the Funds. The Funds’ Distributor verifies all payment amounts to be made to brokers that have properly executed dealer agreements with the Funds before the Adviser will make such payments.

Compliance Services Agreement
Under the terms of the Compliance Services Agreement between the Trust and JPMorgan, JPMorgan provides certain compliance services to the Trust, including developing and assisting in implementing a compliance program for JPMorgan on behalf of the funds and providing administrative support services to the Funds’ Compliance Program and Chief Compliance Officer. The Adviser pays all fees under this agreement for the James Small Cap Fund, James Market Neutral Fund, James Equity Fund, and James Mid Cap Fund.

JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Beneficial Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under section 2(a)(9) of the Investment Company Act of 1940.  As of December 31, 2009, Charles Schwab & Co., Inc. owned, for the benefit of its customers, 32.80% of the James Balanced: Golden Rainbow Fund, Retail Class shares.  James, Dr. Frank James, and other affiliates of James owned 91.70%, 32.26%, and 62.56% of the James Balanced:  Golden Rainbow Fund, Institutional Class shares, James Equity Fund, and James Mid Cap Fund, respectively.

4. Commitments and Contingencies

The Funds indemnify the Trust’s officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and that provide general indemnifications.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

5.  Subsequent Events

The Funds evaluated subsequent events from December 31, 2009, the date of these Schedules of Investments, through February 22, 2010, the date this report was issued and available.  There were no subsequent events to report that would have a material impact on the Funds’ Financial Statements.

The Board of Trustees has selected ALPS, Inc, Denver Colorado, as the Funds’ Transfer Agent, Fund Accountant and Fund Administrator. This change is expected to occur in the first quarter of 2010.

JAMES ADVANTAGE FUNDS
OTHER ITEMS (Unaudited)

Proxy Voting Guidelines

James is responsible for exercising the voting rights associated with the securities purchased and held by the Funds.  A description of the policies and procedures that James uses in fulfilling this responsibility and information regarding how those proxies were voted during the most recent twelve month period ended June 30 are available without charge upon request by calling toll free 1-800-995-2637.  These items are also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Portfolio Disclosure

James files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q.  The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 1-800-995-2637.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shareholder Expense Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and redemption fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2009 through December 31, 2009).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled  "Expenses Paid During the Six Months Ended December 31, 2009" to estimate the expenses you paid on your account during this period, if you held your shares for the entire period.

JAMES ADVANTAGE FUNDS
OTHER ITEMS (Unaudited) (Continued)

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing cost only.  The calculations assume no shares were bought or sold during the period.  Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

	Net Expense Ratio Annualized December 31, 2009	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During the Six Months Ended December 31, 2009*
James Balanced: Golden Rainbow Fund
Retail Class Actual	1.18%	$1,000.00	$1,087.20	$6.21
Retail Class Hypothetical	1.18%	$1,000.00	$1,019.25	$6.01

Institutional Class Actual	0.93%	$1,000.00	$1,088.60	$4.90
Institutional Class Hypothetical	0.93%	$1,000.00	$1,020.51	$4.74

James Small Cap Fund
Actual	1.50%	$1,000.00	$1,181.20	$8.26
Hypothetical	1.50%	$1,000.00	$1,017.63	$7.64

James Market Neutral Fund
Actual	2.06%	$1,000.00	$961.00	$10.17
Hypothetical	2.06%	$1,000.00	$1,014.83	$10.45

James Equity Fund
Actual	1.50%	$1,000.00	$1,157.90	$8.16
Hypothetical	1.50%	$1,000.00	$1,017.65	$7.63

James Mid Cap Fund
Actual	1.50%	$1,000.00	$1,251.80	$8.51
Hypothetical	1.50%	$1,000.00	$1,017.65	$7.63

*	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

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INVESTMENT ADVISER
James Investment Research, Inc.
P.O. Box 8
Alpha, Ohio 45301
info@jamesfunds.com
•
CUSTODIAN
U.S. Bank
425 Walnut Street
Cincinnati, Ohio 45202
•
TRANSFER AGENT
JPMorgan Chase Bank, N.A.
P.O. Box 5354
Cincinnati, Ohio 45201-5354
•
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
250 East Fifth Street
Suite 1900
Cincinnati, Ohio 45202
•
DISTRIBUTOR
Unified Financial Services, Inc.
2960 N. Meridian Street
Indianapolis, Indiana 46208
•
LEGAL COUNSEL
Thompson Hine LLP
312 Walnut Street
14th Floor
Cincinnati, Ohio 45202

www.jamesfunds.com

For information about the Funds, or to
make inquiries about the Funds, please call
1-800-99JAMES (1-800-995-2637).

FORM IFS-163-0201

Item 2. Code of Ethics.

Not Applicable

Item 3. Audit Committee Financial Expert.

Not Applicable

Item 4. Principal Accountant Fees and Services.

Not Applicable

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6. Schedule of Investments.

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Funds.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Funds.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable

Item 11. Controls and Procedures.

 (a)           Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Item 12(a)(2) of Form N-CSR are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The James Advantage Funds

By (Signature and Title)

/s/ Barry R. James
Barry R. James
President

Date:  March 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Barry R. James
Barry R. James
President

Date:  March 2, 2010

By (Signature and Title)

/s/ Thomas L. Mangan
Thomas L. Mangan
Treasurer, Chief Financial Officer

Date:  March 2, 2010